Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Description of Business and Summary of Significant Accounting Policies

Note 1. Description of Business and Summary of Significant Accounting Policies

Description of Business

RingCentral, Inc. (“the Company”) is a provider of software-as-a-service (“SaaS”) solutions for business communications. The Company was incorporated in California in 1999 and was reincorporated in Delaware on September 26, 2013. The Company’s consolidated balance sheets and statements of stockholders’ equity have been prepared to reflect the reincorporation in Delaware for all periods presented.  The Company is headquartered in San Mateo, California.

Initial Public Offering

On October 2, 2013, the Company closed its initial public offering (“IPO”) and sold 8,545,000 shares of Class A common stock to the public, including the underwriters’ overallotment option of 1,125,000 shares of Class A common stock and an additional 80,000 shares of Class A common stock were sold by selling stockholders, all at a price of $13.00 per share. The Company received aggregate proceeds of $103,309,000 from the IPO, net of underwriters’ discounts and commissions, but before deduction of offering expenses of approximately $4,032,000.

Basis of Presentation and Liquidity

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All intercompany accounts and transactions have been eliminated. As the Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“the JOBS Act”), the Company can delay the adoption of new accounting standards until those standards would otherwise apply to privately held companies. However, the Company has elected to comply with all new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth publicly held companies. Under the JOBS Act, such election is irrevocable.

The Company has funded its operations through proceeds from its IPO, preferred stock financings, sales to customers and debt financing under its credit agreements. However, the Company has historically incurred losses and negative cash flows from operations. As of December 31, 2013, the Company had an accumulated deficit of $129,755,000. Management of the Company expects that operating losses and negative cash flows from operations will continue through at least December 31, 2014.

The Company’s existing sources of liquidity include cash and cash equivalents of $116,378,000 as of December 31, 2013. While management believes that the Company’s existing sources of liquidity are adequate to fund operations through at least December 31, 2014, the Company may need to raise additional debt or equity financing to fund operations until it generates positive cash flows from profitable operations. There can be no assurance that such additional debt or equity financing will be available on terms acceptable to the Company or at all.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The significant estimates made by management affect revenues, accounts receivable, the allowance for doubtful accounts, inventory and inventory reserves, share-based compensation,  deferred revenue, return reserves, provision for income taxes, uncertain tax positions, loss contingencies, sales tax liabilities and accrued liabilities. Management periodically evaluates such estimates and they are adjusted prospectively based upon such periodic evaluation. Actual results could differ from those estimates.

Foreign Currency

The functional currency of the Company’s foreign subsidiaries is generally the local currency. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as part of a separate component of stockholders’ equity and reported in the statement of comprehensive loss. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Foreign currency transaction gains and losses are included in other income (expense) for the period.

Cash and Cash Equivalents

The Company considers highly liquid instruments with a remaining maturity of three months or less at the date of purchase to be cash equivalents. The Company’s cash equivalents consist of money market funds. The Company deposits cash and cash equivalents with financial institutions that management believes are of high credit quality. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Allowance for Doubtful Accounts

For all periods presented, a significant portion of revenues were realized from credit card transactions with only a small portion of revenues generating accounts receivable and the Company has not experienced any significant defaults on its accounts receivable. The Company determines provisions based on historical experience and upon a specific review of customer receivables.

Below is a summary of the changes in allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011:

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2011	$—	$5	$—	$5
Year ended December 31, 2012	5	428	—	433
Year ended December 31, 2013	433	(8)	286	139

Inventory

The Company’s inventory consists primarily of telephones and peripheral equipment held at third parties. Inventory is stated at the lower of cost computed on a first-in, first-out basis, or market value. Inventory write-downs are recorded when the cost of inventory exceeds its net realizable value and establishes a new cost basis for the inventory. On a quarterly and annual basis, the Company analyzes inventory on a part by part basis in comparison to forecasted demand to identify potential excess and obsolescence issues, and adjusts carrying amounts to estimated net realizable value accordingly.

Internal-Use Software Development Costs

The Company capitalizes qualifying internal-use software development costs that are incurred during the application development stage, provided that management with the relevant authority authorizes and commits to the funding of the project and it is probable the project will be completed and the software will be used to perform the function intended. Costs related to preliminary project activities and post implementation operation activities are expensed as incurred. Capitalized internal-use software development costs are included in property and equipment and are amortized on a straight-line basis to cost of revenues when the underlying project is ready for its intended use. For the years ended December 31, 2013 and 2012, the Company capitalized $1,317,000 and $1,480,000 of internal-use software development costs incurred, respectively.

Property and Equipment, Net

Property and equipment, net is stated at cost, less accumulated depreciation and amortization, and is depreciated using the straight-line method over the estimated useful lives of the assets. Computer hardware and software, and furniture and fixtures are depreciated over three years; internal-use software development costs are amortized over useful lives ranging from three to four years; and leasehold improvements are depreciated over the respective lease term or useful life, whichever is shorter. Maintenance and repairs are charged to expense as incurred.

The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets or asset groups may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows of the assets or asset groups are expected to generate. If such evaluation indicates that the carrying amount of the assets or asset groups is not recoverable, the carrying amount of such assets or asset groups is reduced to its estimated fair value. No impairment losses have been recognized in the fiscal years ended December 31, 2013, 2012 and 2011.

Concentrations

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, and accounts receivable. The Company maintains its cash and cash equivalent balances, which may exceed federally insured limits, with financial institutions that management believes are financially sound and have minimal credit risk exposure.

The Company’s accounts receivable are primarily derived from sales by resellers and to larger direct customers. The Company performs ongoing credit evaluations of its resellers and does not require collateral on accounts receivable. The Company maintains an allowance for doubtful accounts for estimated potential credit losses. At December 31, 2013 and 2012, customer A accounted for 68% and 54% of the Company’s total accounts receivable, respectively. For the years ended December 31, 2013, 2012, and 2011, no single customer accounted for greater than 10% of the Company’s total revenues.

The Company purchased or contracted a significant portion of its software development efforts from third-party vendors located in Russia and the Ukraine during the years ended December 31, 2013, 2012 and 2011, respectively. A cessation of services provided by these vendors could result in a disruption to the Company’s research and development efforts.

Revenue Recognition

The Company’s revenues consist of services revenues and product revenues. The Company’s services revenues include all fees billed in connection with subscriptions to the Company’s RingCentral Office, RingCentral Professional and RingCentral Fax SaaS applications. These service fees include recurring fixed plan subscription fees, recurring administrative cost recovery fees, variable usage-based fees for blocks of additional minutes systematically purchased in advance of usage in excess of plan limits and one-time upfront fees. The Company provides its services pursuant to contractual arrangements that range in duration from one month to three years. The Company’s service fees are generally billed in advance directly to customer credit cards or via invoices issued to larger customers. The Company’s product revenues consists of sales of pre-configured office phones used in connection with the service and includes shipping and handling fees.

The Company recognizes revenues when the following criteria are met:

×	there is persuasive evidence of an arrangement;
×	the service is being provided to the customer or the product has been delivered;
×	the collection of the fees is reasonably assured; and
×	the amount of fees to be paid by the customer is fixed or determinable.

Revenues under service subscription plans are recognized as follows:

×	fixed service plan subscription and administrative cost recovery fees are recognized on a straight-line basis over their respective contractual service terms;
×	fees for additional minutes of usage in excess of plan limits are recognized over the estimated usage period in a manner that approximates actual usage; and
×	one-time upfront fees are initially deferred and recognized on a straight-line basis over the estimated average customer life.

Product revenues are billed at the time the order is received and recognized when the product has been delivered to the customer.

The Company enters into arrangements with multiple-deliverables that generally include services to be provided under the subscription plan and the sale of products used in connection with the Company’s services. The Company allocates the consideration to each deliverable in a multiple-deliverable arrangement based upon its relative selling prices. The Company determines the selling price using vendor-specific objective evidence (“VSOE”) for its service subscription plans and best estimated selling price (“BESP”) for its product offerings. Consideration allocated to each deliverable, limited to the amount not contingent on future performance, are then recognized to revenue when the basic revenue recognition criteria are met for the respective deliverable.

The Company determines VSOE based on historical standalone sales to customers. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonably narrow pricing range. VSOE exists for all of the Company’s service subscription plans. The Company uses BESP as the selling price for its product offerings because the Company is not able to determine VSOE of fair value from standalone sales or third-party evidence of selling price (“TPE”). The Company estimates BESP for a product by considering company-specific factors such as pricing objectives, direct product and other costs, bundling and discounting practices and contractually stated prices.

A portion of the Company’s services revenues and product revenues are generated through sales by resellers. When the Company assumes a majority of the business risks associated with performance of the contractual obligations, it records these revenues at the gross amount paid by the customer with amounts retained by the resellers recognized as sales and marketing expense. The Company’s assumption of such business risks is evidenced when, among other things, it takes responsibility for delivery of the product or service, is involved in establishing pricing of the arrangement, assumes credit and inventory risk, and is the primary obligor in the arrangement. When a reseller assumes the majority of the business risks associated with the performance of the contractual obligations, the Company records the associated revenues at the net amount  received from the reseller. The Company recognizes revenues from resellers when the following criteria are met:

o	persuasive evidence of an arrangement exists through a contract with the customer;
o	the service is being provided to the customer or the product has been delivered;
o	the amount of fees to be paid by the customer is fixed or determinable; and
o	the collection of the fees is reasonably assured.

The Company’s deliverables sold through its reseller agreements consist of the Company’s services subscriptions and products. Service subscriptions sold through resellers are recognized on a straight-line basis over the period the underlying services are provided to the end customer. Products sold through resellers are shipped directly to the end customer and are recognized when title transfers to the end customer. Revenues from resellers have predominantly been recorded on a gross basis for all periods presented.

The Company records reductions to revenues for estimated sales returns and customer credits at the time the related revenues are recognized. Sales returns and customer credits are estimated based on historical experience, current trends and expectations regarding future experience.

Customer billings related to taxes imposed by and remitted to governmental authorities on revenue-producing transactions are reported on a net basis. When such remitted taxes exceed the amount billed to customers, the cost is included in general and administrative expenses.

Amounts billed in excess of revenues recognized for the period are reported as deferred revenue on the consolidated balance sheet. The Company’s deferred revenue consists primarily of unearned revenue on annual and monthly service plans.

Cost of Revenues

Cost of services revenues primarily consists of costs of network capacity purchased from third-party telecommunications providers, network operations, costs to equip and maintain data centers, including co-location fees for the right to place the Company’s servers in data centers owned by third-parties, depreciation of the servers and equipment, along with related utilities and maintenance costs.  Cost of services revenue also includes personnel costs associated with non-administrative customer care and support of the functionality of the Company’s platform and data center operations, including share-based compensation expenses and allocated costs of facilities and information technology. Cost of services revenues is expensed as incurred.

Cost of product revenues is comprised primarily of the cost associated with purchased phones, shipping costs, as well as personnel costs for contractors and allocated costs of facilities and information technology related to the procurement, management and shipment of phones. Cost of product revenues is expensed in the period product is delivered to the customer.

Share-Based Compensation

All share-based compensation granted to employees is measured as the grant date fair value of the award and recognized in the consolidated statement of operations over the requisite service period, which is generally the vesting period. The Company estimates the fair value of stock options using the Black-Scholes-Merton option pricing model. Compensation expense is recognized using the straight-line method net of estimated forfeitures.

Compensation expense for stock options granted to non-employees is calculated using the Black-Scholes-Merton option pricing model and is recognized in the consolidated statement of operations over the service period. Compensation expense for non-employee stock options subject to vesting is revalued as of each reporting date until the stock options are vested.

Research and Development

Research and development expenses consist primarily of third-party contractor costs, personnel costs, technology license expenses, and depreciation associated with research and development equipment. Research and development costs are expensed as incurred, except for internal-use software development costs that qualify for capitalization.

Advertising Costs

Advertising costs, which include various forms of e-commerce such as search engine marketing, as well as more traditional forms of media advertising such as radio and billboards, are expensed as incurred and were $22,943,000, $21,915,000, and $13,046,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Commissions

Commissions consist of variable compensation earned by sales personnel and third-party resellers. Sales commissions associated with the acquisition of a new customer contract are recognized as sales and marketing expense at the time the customer has entered into a binding agreement.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company records a valuation allowance to reduce its deferred tax assets to the amount of future tax benefit that is more likely than not to be realized. As of December 31, 2013 and 2012, except for deferred tax assets associated with its subsidiary in China, the Company recorded a full valuation allowance against all other net deferred tax assets because of its history of operating losses. The Company classifies interest and penalties on unrecognized tax benefits as income tax expense.

Segment Information

The Company has determined the chief executive officer is the chief operating decision maker. The Company’s chief executive officer reviews financial information presented on a consolidated basis for purposes of assessing performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single reporting segment.

Indemnification

Certain of the Company’s agreements with resellers and customers include provisions for indemnification against liabilities if its services infringe a third-party’s intellectual property rights. At least quarterly, the Company assesses the status of any significant matters and its potential financial statement exposure.  If the potential loss from any claim or legal proceeding is considered probable and the amount or the range of loss can be estimated, the Company accrues a liability for the estimated loss.  The Company has not incurred any material costs as a result of such indemnification provisions and the Company has not accrued any liabilities related to such obligations in the consolidated financial statements as of December 31, 2013 or 2012.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  The Company has adopted this standard during the first quarter of 2013.  The adoption of this standard expanded the consolidated financial statement footnote disclosures, however there were no amounts reclassified out of accumulated other comprehensive income in any period presented.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists. The new guidance requires the netting of unrecognized tax benefits (“UTBs”) against a deferred tax asset for a loss or other carry-forward that would apply in settlement of the uncertain tax positions. Under the new standard, UTBs will be netted against all available same-jurisdiction loss or other tax carry-forwards that would be utilized, rather than only against carry-forwards that are created by the UTBs. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The ASU should be applied prospectively to all UTBs that exist at the effective date. Retrospective application is permitted. The Company does not expect the adoption of this guidance to have any significant impact on the Company’s consolidated financial statements.